SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Number of shares reserved for future grants	1,981,068
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 373,649
Unrecognized share based compensation expense recognition period	2 years 10 months 2 days
Total fair value of RSUs and PSUs vested	$ 213,213
Employee Stock Purchase Plan ("ESPP")
Class of Stock [Line Items]
Percentage of amount not exceeding share based compensation employees receive.	15.00%
Number of ordinary shares reserved	125,000
Increase in number of ordinary shares	1,000,000
Percentage of fair value of ordinary shares	85.00%
PSU
Class of Stock [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 332,130
2024 Share Incentive Plan
Class of Stock [Line Items]
Number of shares reserved for future grants	1,787,022
Maximum aggregate number of shares issued pursuant to awards	1,786,992	4,000,000